NATIONWIDE MUTUAL FUNDS
Nationwide American Century Small Cap Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated August 29, 2022
to the Prospectus dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)

Effective September 15, 2022, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
James H. Stavena	Head of Portfolio Management, Multi-Asset Solutions	Since 2018
Dimitri Curtil	Global Head of Multi-Asset Solutions	Since 2020
Torrey K. Zaches, CFA	Portfolio Manager, Multi-Asset Solutions	Since 2020

2.	The information under the heading “Nationwide BNY Mellon Dynamic U.S. Core Fund” on page 88 of the Prospectus is deleted in its entirety and replaced with the following:

James H. Stavena, Dimitri Curtil and Torrey K. Zaches, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Stavena is the head of the multi-asset solutions portfolio management team. Mr. Stavena joined Newton US in 1998.

Mr. Curtil is the global head of the multi-asset solutions team. Mr. Curtil joined Newton US in 2006.

Mr. Zaches is a portfolio manager. Mr. Zaches joined Newton US in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE